Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax Provision Benefit [Line Items]
Unrecognized tax benefits	$ 0	$ 0
Unrecognized tax benefits, accrued interest and penalties	0	0	$ 0
CIK 0001816261 Executive Network Partnering Corp [Member]
Disclosure Of Income Tax Provision Benefit [Line Items]
Unrecognized tax benefits	0	0
Unrecognized tax benefits, accrued interest and penalties	$ 0	$ 0